SUPPLEMENTARY BALANCE SHEET INFORMATION (Other Payables and Accrued Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and Accrued Expenses, comprised as follows:
Payroll and related amounts	$ 21	$ 204
Accrued expenses	263	273
Royalties to the Government of Israel	26	20
Other Payables and Accrued Expenses	$ 310	$ 497